Lease liabilities - Components of lease (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Lease liabilities
Non-current	$ 525.4		$ 470.5	[1]
Current	99.3		82.1	[1]
Total lease liabilities	624.7		$ 552.6
Lease payments	$ 81.8	$ 91.0

[1]	September 30,